Property and Equipment, Net (Details) ¥ in Millions	6 Months Ended
	Sep. 30, 2025 USD ($) ft²	Sep. 30, 2024 USD ($)	Sep. 30, 2025 JPY (¥) ft²	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2025 JPY (¥) ft²
Property and Equipment, Net [Abstract]
Depreciation expense | $	$ 593,622	$ 409,461
Piece of land (in Square Feet) | ft²	16,165		16,165	16,165	16,165
Land carrying value	$ 2,300,000		¥ 340.1	$ 2,300,000	¥ 340.1